Summary of Significant Accounting Policies (Schedule of The Movement of Allowance For Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at the beginning of year	$ 12,144	$ 13,912	$ 12,358
Additional allowance for credit losses, net of recoveries	1,344	(551)	3,279
Write-offs	(896)	(976)	(585)
Exchange difference	(193)	(241)	(1,140)
Balance at the end of year	$ 12,399	$ 12,144	$ 13,912